REVENUE	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUE [Text Block]

12. REVENUE

	Years ended
	December 31, 2024	December 31, 2023

Silver sales	$127,260	$134,716
Gold sales	92,351	73,198
Less: smelting and refining costs	(1,972)	(2,451)
Revenue	$217,639	$205,463

Changes in fair value from provisional pricing are included in silver and gold sales.

	Years ended
	December 31, 2024	December 31, 2023
Revenue by product
Concentrate sales	$71,134	$53,334
Provisional pricing adjustments	(776)	621
Total revenue from concentrate sales	70,358	53,955
Refined metal sales	147,281	151,508
Total revenue	$217,639	$205,463

Provisional pricing adjustments on sales of concentrate consist of provisional and final pricing adjustments made prior to the finalization of the sales contract.  The Company's sales contracts are provisionally priced with provisional pricing periods lasting typically one to three months with provisional pricing adjustments recorded to revenue as market prices vary.  As at December 31, 2024, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $287 (December 31, 2023 – $807) based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.